Segment Information - Group's non-current assets presented based on geographical location of the assets (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) segment	Dec. 31, 2018 USD ($)
Segment Information
Number of Reportable Segments | segment	1
Non-current assets	$ 6,196,693	$ 5,267,005
PRC
Segment Information
Non-current assets	2,655,953	2,232,800
USA
Segment Information
Non-current assets	$ 3,540,740	$ 3,034,205